Intangible assets (Schedule of components and movements in intangible assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,774,198
Acquired through business combination	867,110	$ 477,608
Ending balance	2,104,848	2,774,198
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,262,216	1,013,263
Acquired through business combination		2,120,000
Additions	208,680	214,497
Write-off		(85,544)
Ending balance	3,470,896	3,262,216
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(488,018)	(107,649)
Amortization	878,030	380,369
Ending balance	(1,366,048)	(488,018)
Production backlog
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,766,667
Ending balance	918,667	1,766,667
Production backlog | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,120,000	0
Acquired through business combination		2,120,000
Additions	0	0
Write-off		0
Ending balance	2,120,000	2,120,000
Production backlog | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(353,333)	0
Amortization	848,000	353,333
Ending balance	(1,201,333)	(353,333)
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	828,692
Ending balance	1,023,850	828,692
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	897,345	768,392
Acquired through business combination		0
Additions	208,680	214,497
Write-off		(85,544)
Ending balance	1,106,025	897,345
Patents | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(68,653)	(58,125)
Amortization	13,522	10,528
Ending balance	(82,175)	(68,653)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	178,839
Ending balance	162,331	178,839
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	244,871	244,871
Acquired through business combination		0
Additions	0	0
Write-off		0
Ending balance	244,871	244,871
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(66,032)	(49,524)
Amortization	16,508	16,508
Ending balance	$ (82,540)	$ (66,032)